Employees' leaving entitlement	12 Months Ended
Dec. 31, 2022
Disclosure of information about defined benefit plans [abstract]
Employees' leaving entitlement

21 Employees’ leaving entitlement

Changes to employees’ leaving entitlement occurring during 2022 and 2021 are analysed as follows:

	31/12/22	31/12/21
Balance at beginning of year	15,588	15,747
Current service cost	80	103
Interest expense	151	51
Benefits paid	(446)	(940)
Actuarial losses/(gains)	(2,309)	627
Balance at end of year	13,064	15,588

The employees’ leaving entitlement refers to a defined benefit plan provided for by the Italian legislation due and payable upon termination of employment, assuming immediate separation (see note 4(q)).

The principal assumptions used in determining the present value of such defined benefit obligation (“DBO”) related to the employee benefit obligation are reported as follows:

	31/12/22	31/12/21
Annual discount rate	3.63%	0.98%
Annual future salary increase rate	2.30%	1.75%
Annual inflation rate	2.30%	1.75%
Annual DBO increase rate	3.23%	2.81%
Mortality	RG48 mortality tables published by the General State Accounting
Inability	National Institute for Social Security tables, by age and sex
Retirement	100% upon achievement of AGO requisites
Annual frequency of turnover	2.00%	2.00%
Annual frequency of DBO advances	2.00%	2.00%

A quantitative sensitivity analysis for significant assumptions impacting the DBO as at December 31, 2022 and 2021 is reported as follows:

	31/12/22	31/12/21
+1% on turnover rate	70	(118)
-1% on turnover rate	(76)	130
+0.25% on annual inflation rate	175	232
-0.25% on annual inflation rate	(172)	(227)
+0.25% on annual discount rate	(268)	(362)
-0.25% on annual discount rate	276	375

The sensitivity analysis above has been determined based on a method that extrapolates the impact on the defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting period. The sensitivity analysis is based on a change in a significant assumption, keeping all other assumptions constant. Such analysis may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation from one another.

The following are the expected payments of the employees’ leaving entitlement in future years:

	31/12/22	31/12/21
Within 1 year	1,027	769
Between 2 and 5 years	2,857	3,223

The average duration of the defined benefit plan as at December 31, 2022 and 2021 are 9.5 and 10.5 years, respectively.

Employee benefits

Share-based payment arrangements

The grant-date fair value of equity-settled share-based payment arrangements granted to employees is generally recognised as an expense, with a corresponding increase in equity, over the vesting period of the awards. The amount recognised as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognised is based on the number of awards that meet the related service and non-market performance conditions at the vesting date. For share-based payment awards with non-vesting conditions, the grant-date fair value of the share-based payment is measured to reflect such conditions and there is no true-up for differences between expected and actual outcomes.

A. Description of share-based payment arrangement

In 2022, the Group adopted a stock option plan.

In particular, on July 1, 2022, the extraordinary shareholders’ meeting of Natuzzi S.p.A. approved the “Natuzzi 2022-2026” Stock Option Plan for the Natuzzi Group’s key employees and directors (the “SOP”) and granted the Company’s Board of Directors the right to carry out an increase in the share capital of Natuzzi S.p.A., in one or more tranches, with the exclusion of preemptive rights that will be necessary to issue ordinary shares of the Company to the beneficiaries under the SOP.

On July 15, 2022, Natuzzi S.p.A. entered into an award agreement with each of three key officers of the Natuzzi Group having strategic functions. The award agreements have the following characteristics:

•
The beneficiaries of the awards have the right to exercise a predetermined number of options to purchase ordinary shares of Natuzzi S.p.A.;
•
The right to exercise options by each beneficiary is subject to the continuation of the relevant working relationship as specified in the individual award agreements;
•
If the continuation of the relevant working relationship requirement is met, then the beneficiary of the award will be entitled to exercise the options on the dates specified in the relevant individual award agreement;
•
The award agreement also regulates specific events such as termination of continuous service status, disability, death, change in control and delisting of Natuzzi S.p.A.

The ordinary shares of Natuzzi S.p.A. are listed on the New York Stock Exchange (“NYSE”) in the form of American Depositary Shares (“ADSs”), issued by a U.S. depositary bank. Each ADS represents 5 ordinary shares of Natuzzi S.p.A.

To determine the fair value of an option, it is necessary to compare the price of the underlying ADS of the Company with the strike price relating to each tranche subject to evaluation, the latter multiplied by 5, since each ADS represents 5 ordinary shares of Natuzzi S.p.A.

The terms and conditions of the award agreements entered into as at 31 December 2022 are set forth below.

Grant date/beneficiaries	Number of equity-based instruments	Vesting conditions	Contractual life of the options
Three key officers having strategic functions – July 15, 2022	562,512 ADSs equivalent to 2,812,560 ordinary shares	Continuous service status until the vesting date	From 1 to 6 years

In particular, the number of ordinary shares of Natuzzi S.p.A. that each of the three beneficiaries can subscribe for pursuant to the relevant award agreements is broken down below and shown in terms of ADS equivalent.

Vesting Date	Beneficiary 1	Beneficiary 2	Beneficiary 3	Total
15/Aug/22	36,533	6,583	44,000	87,116
31/May/23	54,800	9,874	33,000	97,674
31/May/24	54,800	9,874	38,338	103,012
31/May/25	73,067	13,165	5,338	91,570
31/May/26	73,067	13,165	5,338	91,570
31/May/27	73,067	13,165	5,338	91,570
Total	365,334	65,826	131,352	562,512

The date by which the options can be exercised is December 31, 2027 for beneficiaries 1 and 2 and December 31 of each vesting year up to December 31, 2027 for beneficiary 3. In particular, beneficiary 3 has been granted two sets of stock options with different exercise prices: the first set vesting through December 31, 2024 and granting such beneficiary the right to subscribe for up to 550,000 ordinary shares of Natuzzi S.p.A. (equivalent to 110,000 ADSs) and the second set vesting through December 31, 2027 and granting such beneficiary the right to subscribe for up to 106,760 ordinary shares of Natuzzi S.p.A. (equivalent to 21,352 ADSs).

B. Measurement of fair values

The fair value of the stock options granted to each of the three beneficiaries has been measured based on the binomial tree model by Cox, Ross e Rubinstein (binomial tree lattice model). Service and non-market performance conditions attached to the arrangements were not taken into account in measuring fair value.

The inputs used in the measurement of the fair values at grant date of the stock options were as follows:

Input data	Beneficiary 1	Beneficiary 2	Beneficiary 3 (sub 1)	Beneficiary 3 (sub 2)
Fair value of the ADS option at grant date	$4.3900	$4.3000	$4.5300	$3.3700
EURUSD exchange rate at grant date	n.a.	n.a.	1.0059	n.a.
Closing price of the ADS at grant date	$8.8700	$8.8700	$8.8700	$8.8700
Currency of the exercise price	U.S. dollar	U.S. dollar	Euro	U.S. dollar
Exercise price	$14.5950	$15.3450	$5.0295	$15.6000
Expected volatility of the stock price (weighted-average)	67.73%	67.73%	67.73%	67.73%
Expected volatility of the EURUSD exchange rate	n.a.	n.a.	7.27%	n.a.
Expected life (weighted-average) *	2.72 years	2.72 years	0.51 years	0.59 years
Expected dividends	—	—	—	—
Risk-free interest rate (based on government bonds)	2.80%	2.80%	2.80%	2.80%

(*) average of the different vesting dates.

Expected volatility has been based on an evaluation of the historical volatility of both the price of the underlying ADSs of Natuzzi S.p.A. and EURUSD exchange rate, in particular by considering the relevant time series of the preceding 260 business days.

The total fair value of the SOP as at July 15, 2022, as determined by the abovementioned financial method, was equal to $2,458,542.

C. Reconciliation of outstanding share options

The number and weighted-average exercise prices of the stock options granted in 2022 are the following:

	Number of options (ADS)	Weighted-average exercise price (ADS)
Outstanding as at January 1, 2022	—	—
Granted during the year	562,512	$12.85
Forfeited during the year	—	—
Exercised during the year	44,000	$5.03
Outstanding as at December 31, 2022	518,512	$13.51
Exercisable as at December 31, 2022	43,116	$14.71

There are no further options granted during the year in addition to those granted on 15 July 2022. Furthermore, since the Group did not have a stock option plan in 2021 and 2020, no comparative information has been provided.

As at December 31, 2022, only one beneficiary exercised the vested portion of its options (August 15, 2022 being the vesting date), by subscribing for 220,000 ordinary shares (equivalent to 44,000 ADSs) at the exercise price of €1.00 per ordinary share (equal to €5.00 per ADS), and paying 25% of the applicable purchase price equal to 55,000. At the same time, upon the capital increase of 220,000, Natuzzi S.p.A. recognized a receivable from the same beneficiary for the unpaid portion of the purchase price equal to 165,000.